Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets pledged as collateral [abstract]
Financial Assets Pledged as Collateral

NOTE 12. FINANCIAL ASSETS PLEDGED AS COLLATERAL
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.25	12.31.24
Deposits as Collateral	560,878,600	746,637,356
Special Accounts as Collateral—Argentine Central Bank	493,946,007	618,672,282
Forward Purchases of monetary regulatory instruments	444,977,522	587,511,180
Less: Allowances	(52,767)	(89,869)
Total	1,499,749,362	1,952,730,949
The restricted availability assets are detailed in Note 52.2.